Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Receivable allowances	$ 975	$ 362
Reserves and accruals	16,813	24,726
Inventory valuation and other assets	3,772	3,664
Investment in partnership	4,345	2,735
Foreign exchange on intercompany loans	4,632	5,681
Other deferred taxes	704	1,117
Net operating loss carryforwards	42,392	44,104
Total deferred tax assets	73,633	82,389
Goodwill	(7,231)	(7,396)
Fixed assets	(20,372)	(19,708)
Intangibles	(15,717)	(14,566)
Other deferred tax liabilities	(2,287)	(1,706)
Total deferred tax liabilities	(45,607)	(43,376)
Net deferred tax assets	28,026	39,013
Valuation allowance against net deferred tax assets	(36,683)	(48,573)
Net deferred tax liability	$ (8,657)	$ (9,560)